RELATED PARTY TRANSACTIONS, Balances and Transactions with Bitmain and BTC (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
Revenue from Bitmain and BTC	[1]	$ 0	$ 0	$ 73,522
Due from Related Party [Abstract]
Trade receivables		187	75
Loans to a related party	[2]	0	322
Total due from a related party		187	397
Due to Related Party [Abstract]
Other payables	[3]	33	316
Total due to a related party		$ 33	$ 316

[1]	Revenue from Bitmain and BTC arise from the Group’s normal course of business, See Note 2.
[2]	Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.
[3]	Other payables represent the accrued service expense related to the custody and other services provided by the related party.